Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
Schedule of disaggregation of revenue from contracts with customers

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Chemical trading – direct sales model	4,199,661	9,045,458	13,167,719	1,891,424
Chemical trading – market place model	972	4,387	26,513	3,808
Online membership service	1,274	3,421	10,650	1,530
Financial service	—	—	917	132
Others	—	—	1,516	218
	4,201,907	9,053,266	13,207,315	1,897,112

Schedule of changes in unbilled receivables and contract liabilities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Unbilled receivables	12,813	62,529	8,982
Deferred revenue	153,467	107,181	15,396